Equity Incentive Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Equity Incentive Plan
N
ote 6 – Equity incentive plan
On December 19, 2019, the Company adopted the 2019 Incentive Award Plan (the “2019 Plan”) under which eligible employees, officers, directors and consultants of the Company may be granted incentive or non-qualified
stock options, restricted stock, restricted stock units, or other stock-based awards, including shares of Common Stock. Pursuant to the 2019 Plan, the number of shares of Common Stock available for issuance under the 2019 Plan automatically increases on each January 1 (commencing with January 1, 2021) until and including January 1, 2029, by an amount equal to the lesser of: (a) 5% of the shares of Common Stock outstanding on the final day of the immediately preceding calendar year and (b) such smaller number of shares as is determined by our Board of Directors (the “Board”). The Compensation Committee of the Board did not increase the share reserve under the 2019 Plan in 2020. As of September 30, 2021, 9,626,451 shares of Common Stock were reserved under the 2019 Plan, of which 1,903,955 shares of Common Stock remained available for issuance.
Stock option activity
The following table summarizes the Company’s stock option activity under the 2019 Plan:

Description	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (1)
Options Outstanding, December 31, 2020	4,260,753	$8.46	9.0	$54
Granted	1,277,771	8.03
Exercised	(4,676)	8.00
Forfeited	(350,928)	8.27
Expired	(56,517)	8.12

Options Outstanding, September 30, 2021	5,126,403	$8.37	8.6	$5

Options Vested and Exercisable, September 30, 2021	1,352,295	$8.46	8.3	$—

Options Vested and Expected to Vest, September 30, 2021	5,126,403	$8.37	8.6	$5

(1)	Aggregate intrinsic value represents the difference between the estimated fair value of the underlying Common Stock and the exercise price of outstanding in-the-money options.
The following table summarizes additional information on stock option grants and vesting (in thousands):

	2019 Plan
	Nine Months Ended September 30, 2021	Nine Months Ended September 30, 2020
Total fair value of stock options granted	$2,293	$9,241
Total fair value of options vested	369	—
Time-based vesting stock options
Time-based vesting stock options generally vest over a three-year period, are subject to graded vesting schedules, and expire 10 years from the date of grant or within 90 days of termination of employment or service. The weighted-average fair value per share of time-based vesting stock options granted by us was $1.79, and $2.19, during the nine months ended September 30, 2021 and 2020, respectively.
For the three months ended September 30, 2021, and 2020 the Company recognized $1.0 million and $0.9 million of stock-based compensation expense, respectively, in connection with time-based vesting stock options. For the nine months ended September 30, 2021 and 2020, the Company recognized $3.0 million and $2.5 million of stock-based compensation expense, respectively, in connection with time-based stock options. As of September 30, 2021, there was $5.1 million of unrecognized stock-based compensation expense related to unvested time-based vesting stock options that is expected to be recognized over a weighted-average period of 1.61 years.
Stock Option Valuation
The Company used valuation models to value both time and performance-based vesting stock options granted during the nine months ended September 30, 2021 and 2020. The following table summarizes the assumptions used in the valuation models to determine the fair value of stock options granted to employees and non-employee
directors:

	Nine Months Ended September 30, 2021	Nine Months Ended September 30, 2020
Expected volatility	44.06% - 44.61%	37.63% - 41.24%
Expected term (in years)	6.0	6.0
Dividend yield	0.00%	0.00%
Risk-free interest rate	0.70% - 1.00%	1.43% - 0.30%
A discussion of management’s methodology for developing each of the assumptions used in the valuation model follows:

•
Expected volatility
– Volatility is a measure of the amount by which a financial variable such as a share price has fluctuated (historical volatility) or is expected to fluctuate (expected volatility) during a period. The Company uses an estimated volatility based on the historical and implied volatilities of share prices of comparable companies.

•
Expected term
– This is the period that the options granted are expected to remain unexercised. For options granted during the three and nine months ended September 30, 2021 and 2020, the Company derived the expected life of the option based on the average midpoint between vesting and the contractual term as there is little exercise history.

•	Dividend yield – The Company has never declared or paid dividends and has no plans to do so in the foreseeable future.

•	Risk-free interest rate – This is the U.S. Treasury rate for securities with similar terms that most closely resemble the expected life of the option.
Stock-based award activity
During the nine months ended September 30, 2021 the Company granted 90,324 restricted stock units (“RSUs”) to certain non-employee
directors. Each
non-employee
director receives an initial RSU grant on the date of their election or appointment to the Board and a subsequent annual RSU grant during their continued service as a non-employee
director, subject to three and
one-year
vesting periods, respectively. Accordingly, the Company recognizes the grant-date fair value of the stock awards, ratably over the vesting period. During each of the three months ended September 30, 2021 and 2020, the Company recognized $0.2 million as stock-based compensation expense related to these grants, respectively. During the nine months ended September 30, 2021 and 2020, the Company recognized $0.5 million and $0.2 million as stock-based compensation expense related to these grants, respectively.
Stock-based compensation expense
Stock-based compensation expense is included in the Company’s Condensed Consolidated Statements of Comprehensive Loss within the following line items (in thousands):

	Three Months Ended September 30, 2021	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2021	Nine Months Ended September 30, 2020
Cost of revenues	$340	$339	$1,030	$1,020
General and administrative	394	350	1,200	841
Research and development	73	65	209	205
Sales and marketing	195	159	559	486

Total	$1,002	$913	$2,998	$2,552

Performance –based restricted stock units
The Company granted RSUs to certain employees and
non-employee
directors which are subject to certain vesting criteria. The RSUs granted to employees become eligible to begin vesting upon a liquidity event (as defined in the award agreements governing the RSUs). The amount and timing of the vesting of the RSUs depends on the type and timing of the liquidity event as it relates to the Closing Date. Generally, a portion of the RSUs will first vest upon the occurrence of the liquidity event and the remainder will vest in up to three annual installments thereafter, provided that if the liquidity event occurs after the third anniversary of the Closing Date, all RSUs will vest immediately upon the liquidity event. The vesting of the RSUs held by a grantee is generally subject to his or her continued employment with the Company.
RSU activity
The following table summarizes the Company’s RSU activity:

Description	RSUs Outstanding
Balance at December 31, 2020	1,290,432
Granted	434,538
Vested	(103,622)
Forfeited	(97,835)
Expired	—

Balance at September 30, 2021	1,523,513

The Company determined the achievement of the liquidity event was not probable and therefore no expense related to these awards was recorded during the three and nine months ended September 30, 2021 and 2020.

Note 9 – Equity incentive plan
On December 19, 2019, the Company adopted the 2019 Incentive Award Plan (the “2019 Plan”) under which eligible employees, officers, directors and consultants of the Company may be granted incentive or non-qualified
stock options, restricted stock, restricted stock units, or other stock-based awards, including shares of common stock. As of December 31, 2020, 7,500,000 shares of Common Stock were reserved under the 2019 Plan, of which 1,948,815 shares of Common Stock remained available for issuance.
On March 29, 2016, the Company adopted the 2016 Equity Incentive Plan (as amended, the “2016 Plan”) under which eligible employees, officers, directors and consultants of the Company may be granted incentive or non-qualified
stock options, restricted stock, restricted stock units, or other stock-based awards, including shares of common stock. The 2016 Plan was terminated on December 19, 2019 and all outstanding awards were cancelled.
Stock option activity
The following table summarizes the Company’s stock option activity under the 2019 Plan:

Description	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (1)
Options outstanding, December 31, 2018	—
Granted	514,710	$9.90	10.0
Forfeited	—
Expired	—

Options outstanding, December 31, 2019	514,710	$9.90	10.0
Granted	4,137,750	8.49
Forfeited	(387,186)	8.85
Expired	(4,521)	8.85
Options outstanding, December 31, 2020	4,260,753	$8.46	9.0	$54

Options vested and exercisable, December 31, 2020	1,204,863	$8.20	9.0	$54

Options vested and expected to vest, December 31, 2020	4,260,753	$8.46	9.0	$54

The following table summarizes the Company’s stock option activity under the 2016 Plan:

Description	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (1)
Options Outstanding, December 31, 2018	411,480	$100	8.3	$—
Granted	67,050	90
Forfeited	(32,860)	99
Expired	(8,640)	99
Cancelled	(437,030)	100

Options Outstanding, December 31, 2019	—			$—

(1)	Aggregate intrinsic value (in thousands) represents the difference between the estimated fair value of the underlying common stock and the exercise price of outstanding, in-the-money options.
No stock options were exercised during the years ended December 31, 2020 and 2019.
The following table summarizes additional information on stock option grants and vesting (in thousands):

	2016 Plan		2019 Plan
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019
Total fair value of stock options granted	$—	$2,492	$9,241	$974
Total fair value of options vested	—	1,439	2,711	—
Time-based vesting stock options
Under the 2016 Plan,
time-based
vesting stock options vested over a five-year period, subject to graded vesting schedules, and expired ten years from the date of grant or within 90 days of termination. The weighted-average fair value per share of time-based vesting stock options granted by the Company was $37.16 during the year ended December 31, 2019.
Under the 2016 Plan, for the year ended December 31, 2019, the Company recognized $2.3 million of stock-based compensation expense in connection with time-based stock options.
Under the 2019 Plan,
time-based
vesting stock options generally vest over a three-year period, are subject to graded vesting schedules, and expire ten years from the date of grant or within 90 days of termination. The weighted-average fair value per share of time-based vesting stock options granted by the Company was $2.19, and $1.89 during the years ended December 31, 2020 and 2019, respectively.
Under the 2019 Plan, for the years ended December 31, 2020 and 2019, the Company recognized $3.4 million and $0.01 million of stock-based compensation expense in connection with time-based stock options, respectively. As of December 31, 2020 and 2019, there was $6.4 million and $1.0 million of unrecognized stock-based compensation expense related to unvested time-based stock options that is expected to be recognized over a weighted-average period of three years, respectively.
Performance-based vesting stock options
Performance-based vesting stock options were issued under the 2016 Plan, which was terminated in December 2019, and generally vested upon the satisfaction of performance- and market-based criteria, based on the Principal Stockholders’ (as defined in the 2016 Plan) internal rate of return on their investment in the Company as measured following their sale of at least 70% of the Principal Stockholders total holdings in the Company, and expire ten years from the date of grant. The weighted-average fair value per share of performance-based vesting stock options granted by the Company was $37.16 during the year ended December 31, 2019.
Award Valuation
The Company used valuation models to value both time and performance-based vesting stock options granted during 2020 and 2019. The following table summarizes the assumptions used in the valuation models to determine the fair value of awards granted to employees and non-employees
under both the 2019 Plan and the 2016 Plan:

	Year Ended December 31, 2020	Year Ended December 31, 2019
Expected volatility	37.63 - 41.24%	36.92 - 37.70%
Expected term (in years)	6.0	6 - 6.5
Dividend yield	0%	0%
Risk free interest rate	0.30 - 1.43%	1.79 - 2.89%
A discussion of management’s methodology for developing each of the assumptions used in the valuation model follows:

•
Expected volatility
– Volatility is a measure of the amount by which a financial variable such as a share price has fluctuated (historical volatility) or is expected to fluctuate (expected volatility) during a period. The Company uses an estimated volatility based on the historical and implied volatilities of comparable companies.

•
Expected term
– This is the period that the options granted are expected to remain unexercised. For options granted during the years ended December 31, 2020 and 2019, the Company derived the expected life of the option based on the average midpoint between vesting and the contractual term as there is little exercise history.

•	Dividend yield – The Company has never declared or paid dividends and have no plans to do so in the foreseeable future.

•	Risk-free interest rate – This is the U.S. Treasury rate for securities with similar terms that most closely resembles the expected life of the option.
Stock award activity
During the years ended December 31, 2020 and 2019, the Company granted to certain non-employee
directors 136,956 and 7,223 stock awards, respectively. These stock awards were issued to non-employee
directors in satisfaction of their annual retainer payments and are not subject to any vesting conditions, and thus became issued and outstanding shares on the grant date. Accordingly, the Company recognized the grant-date fair value of the stock awards of $0.4 million and $0.7 million as stock-based compensation expense concurrent with the grant date of the awards during the years ended December 31, 2020 and 2019, respectively.
Stock-based compensation expense
Stock-based compensation expense is included in the Consolidated Statements of Comprehensive Loss within the following line items (in thousands):

	December 31,
	2020	2019
Cost of revenues	$1,336	$573
General and administrative	1,198	1,161
Research and development	268	87
Sales and marketing	633	444

Total	$3,435	$2,265

Restricted stock units
Certain employees may be eligible to receive restricted stock unit (“RSU”) awards in the event of a change in control or IPO (as both terms are defined in the respective employment agreements) with a market value equal to the greater of (1) $3.5 million for two employees, or $4 million for the other referenced employee or (2) an amount determined using a formula-based model (as defined in the respective employment agreements), as of the date of such grants.
The amount and timing of the vesting of the RSUs is dependent on the type and timing of the liquidity event as it relates to the Business Combination date of December 19, 2019. Generally, a portion of the RSUs will first vest upon the occurrence of the liquidity event and the remainder will vest in installments thereafter, provided that if the liquidity event occurs after the third anniversary of the Business Combination, all RSUs will vest immediately upon the liquidity event. The vesting of the RSUs is generally subject to continued employment.
The following table summarizes the Company’s RSU activity under the 2019 Plan:

Description	RSUs Outstanding
Outstanding at December 31, 2019	—
Granted	1,402,312
Forfeited	(111,880)
Expired	—

Outstanding at December 31, 2020	1,290,432

The Company determined that the achievement of the liquidity event was not probable and therefore no expense was recorded during the year ended December 31, 2020.